Short Term Debt	12 Months Ended
Dec. 31, 2021
Short Term Debt Disclosure [Abstract]
SHORT TERM DEBT
NOTE 10:-	SHORT TERM DEBT

		Interest
	Linkage	rate	December 31,
	basis	%	2021	2020
Short-term credit from banks	NIS	1.8% - 2.3%	4,644	1,259
Current maturities of long-term loans from financial institutions and banks	NIS	1.7% – 3.14%	8,638	10,270
Current maturities of long-term loans from financial institutions and banks	USD	LIBOR + 2.1%	3,750	-
			$17,032	$11,529